Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MH Elite Small Cap Fund of Funds
Average Annual Return [Line Items]
Average Annual Return, Percent	11.45%	5.88%	8.64%
MH Elite Fund of Funds
Average Annual Return [Line Items]
Average Annual Return, Percent	14.24%	8.92%	10.52%
MH Elite Select Portfolio of Funds
Average Annual Return [Line Items]
Average Annual Return, Percent	24.85%	2.18%	5.46%
Morningstar Small [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	12.20%	7.29%	9.74%
Russell 2000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	12.81%	6.09%	9.62%
Morningstar Large [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.71%	13.71%	14.66%
Russell 1000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.37%	13.59%	14.59%
MSCI ACWI Ex USA Index
Average Annual Return [Line Items]
Average Annual Return, Percent	32.67%	8.31%	8.89%